6. Commitments and Contingencies	9 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

On March 31, 2015, Focus entered into a two-year industrial/commercial multi-tenant lease with P.G.A. Lawson Limited Partnership, whereby we leased a 9,745 square foot warehouse with a 2,415 square foot office space inside. The lease commenced on April 20, 2015 and ends on April 30, 2017. We paid $7,699 per month until May 1, 2016 when the rent increased by 3%. We currently pay $7,930 per month. The warehouse is located at 829 Lawson Street in the City of Industry, California. Rent expense under this lease will be recognized over the life of the lease term on a straight line basis. Straight-line monthly rent expense over the life of the lease will be $7,812. During Nine months ended September 30, 2016, the variance between the straight line rent expense and the rent paid/abated was recorded as deferred rent at September 30, 2016.

Focus sub-leases a portion of the property to Pefecular. The lease is a non-cancelable operating lease with monthly rent of $5,000. The lease commenced on May 1, 2015 and expires on April 30, 2017. The sublease income for the nine months ended September 30, 2016 amounted to $45,000. Rental income and expense are eliminated on the accompanying consolidated financial statements.

In July 2016, Focus sub-leased a portion of the property to a third party. The lease is non-cancelable operating lease with monthly rent of $4,400. The lease commenced on July 7, 2016 and expires on January 7, 2017.

Total rent expense was $62,225 and $32,926 for the nine months ended September 30, 2016 and 2015, respectively.

Future minimum lease commitments are as follows:

September 30,	Rent Expense	Sublease Income	Net Rent Expense
2017	$79,300	$(26,400)	$52,900
Thereafter	–	–	–

On December 29, 2014 Focus entered into a consulting agreement with Morepro Marketing, Inc., which was submitted to the Commission on January 5, 2015. Under the terms of this agreement, we agree to pay Morepro Marketing, Inc. a minimum of $625 per month, plus reimbursement of any expenses incurred by Morepro Marketing, Inc. There is a ninety-day minimum timeframe for each new client to cancel, after which either party can terminate after thirty days’ notice. This service was canceled on April 30, 2016.

On March 31, 2015, Focus entered into a two-year industrial/commercial multi-tenant lease with P.G.A. Lawson Limited Partnership, whereby we leased a 9,745 square foot warehouse with a 2,415 square foot office space inside. The lease commenced on April 20, 2015 and ends on April 30, 2017, and is subject to renewal. We will pay $7,699 per month until May 1, 2016 when the rent increases by 3% to $7,930 per month. The warehouse is located at 829 Lawson Street in the City of Industry, California. Rent expense under this lease will be recognized over the life of the lease term on a straight line basis. Straight-line monthly rent expense over the life of the lease will be $7,812. During nine months ended December 31, 2015, the variance between the straight line rent expense and the rent paid/abated was recorded as deferred rent at December 31, 2015.

Focus sub-leases a portion of the property to Pefecular. The lease is a non-cancelable operating lease with monthly rent of $5,000. The lease commenced on May 1, 2015 and expires on April 30, 2017. The sublease income for the nine months ended December 31, 2015 amounted to $40,000. Rental income and expense are eliminated on the accompanying consolidated financial statements.

Total rent expense was $65,409 and $0 for the nine months ended December 31, 2015 and 2014, respectively.

Future minimum lease commitments are as follows:

December 31,	Rent Expense
2016	$94,236
2017	$31,720
Thereafter	–

On December 29, 2014 Focus entered into a consulting agreement with Morepro Marketing, Inc., which was submitted to the Commission on January 5, 2015. Under the terms of this agreement, we agree to pay Morepro Marketing, Inc. a minimum of $625 per month, plus reimbursement of any expenses incurred by Morepro Marketing, Inc. There is a ninety-day minimum timeframe for each new client to cancel, after which either party can terminate after thirty days’ notice. We currently pay $625 per month, and will need to give at least thirty days’ notice if we choose to cancel their services.